Segment information	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Segment information

24.	Segment information

The operating segments are reported consistently with the management reports provided to the main strategic and operational decision makers for assessing the performance of each segment and allocation of resources. The operating segments information is prepared considering three reportable segments, being: Brazil, International and Other segments.

The operating segments include the sales of all distribution channels and are subdivided according to the nature of the products, for which the characteristics are described below:

»	In-natura: production and sale of whole poultry and cuts and pork and other cuts.
»	Processed: production and sale of processed food, frozen and processed products derived from poultry, pork and beef, margarine, vegetables and soybean-based products.
»	Other sales: sale of flour for food service and others.

Other segments are comprised of commercialization and development of animal nutrition ingredients, human nutrition, plant nutrition (fertilizers), healthcare (health and wellness), pet food, as well as commercialization of agricultural products.

The items not allocated to the segments are presented as Corporate and refer to relevant events not attributable to the operating segments.

The net sales by nature for each reportable operating segment is set forth below:

Net sales	12.31.23	12.31.22	12.31.21
Brazil
In-natura	5,914,882	5,976,960	6,002,585
Processed	20,601,576	20,878,697	18,729,686
Other sales	342,460	142,131	76,618
	26,858,918	26,997,788	24,808,889

International
In-natura	19,888,732	20,044,710	18,212,688
Processed	3,765,633	3,679,233	2,955,431
Other sales	197,399	379,192	346,585
	23,851,764	24,103,135	21,514,704

Other segments	2,904,758	2,704,105	2,019,712
	53,615,440	53,805,028	48,343,305

The gross profit and income (loss) before financial results for each segment and for Corporate are set forth below:

	Gross profit			Income (loss) before financial results and income taxes
	12.31.23	12.31.22	12.31.21	12.31.23	12.31.22	12.31.21
Brazil	5,916,699	3,892,719	5,350,075	1,602,298	(352,138)	1,583,899
Margin (%)	22.0%	14.4%	21.6%	6.0%	-1.3%	6.4%
International	2,121,851	3,523,769	3,767,331	(1,214,167)	403,661	942,006
Margin (%)	8.9%	14.6%	17.5%	-5.1%	1.7%	4.4%
Other segments	764,791	716,164	573,738	357,720	440,062	393,477
Margin (%)	26.3%	26.5%	28.4%	12.3%	16.3%	19.5%
Subtotal	8,803,341	8,132,652	9,691,144	745,851	491,585	2,919,382
Corporate	30,360	-	1,389	90,290	(627,874)	90,405
Total	8,833,701	8,132,652	9,692,533	836,141	(136,289)	3,009,787
Margin (%)	16.5%	15.1%	20.0%	1.6%	-0.3%	6.2%

The margins in the table above were obtained by dividing the value indicated by the net revenue of the corresponding segment.

The composition of selected items that were not allocated to the Company’s operating segments as they are not linked to its main activity and, therefore, were presented as Corporate is set forth below:

Corporate	12.31.23	12.31.22	12.31.21
Results with sale and disposal of fixed assets	86,475	3,582	65,884
Reversal/(provision) for tax and civil contingencies	21,707	(50,397)	30,587
Gains (losses) with demobilization	(277)	1,398	(6,814)
Investigations involving the Company	(1,111)	(588,774)	(9,003)
Result in the sale of investments	-	-	76,148
Other	(16,504)	6,317	(66,397)
	90,290	(627,874)	90,405

No customer individually or in aggregate (economic group) accounted for more than 5% of net sales for the years ended on December 31, 2023 and 2022.

The goodwill arising from business combinations and the intangible assets with indefinite useful life (trademarks) were allocated to the reportable operating segments, considering the economic benefits generated by such intangible assets. The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,783,873	1,865,390	415,904	423,846	2,199,777	2,289,236
Other segments	455,567	457,215	474,871	474,875	930,438	932,090
	3,390,938	3,474,103	1,873,253	1,881,199	5,264,191	5,355,302

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determine allocation of resources based on information about the assets.